INCOME TAXES (Details Narrative)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SINGAPORE
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
MALAYSIA
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%